PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

Prepaid expenses consisted of the following:

	December 31,	December 31,
	2012	2011
Prepaid insurances	$62,551	$14,146
Prepaid payroll taxes	40,082	-
Prepaid hardware/software maintenance and support service fee	-	12,850
Prepaid media relations service fee	20,000	-
Prepaid rent	-	4,188
	$122,633	$31,184